UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21480
                                                     ---------

              The Topiary Fund for Benefit Plan Investors (BPI) LLC
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                               25 DeForest Avenue
                            Summit, New Jersey 07901
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                               25 Deforest Avenue
                                Summit, NJ 07901
              -----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (908) 608-3000
                                                           --------------
                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


              THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                        CONSOLIDATED FINANCIAL STATEMENTS


        For the Period from October 1, 2004 (commencement of operations)
                             through March 31, 2005

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                        Consolidated Financial Statements

              For the Period from October 1, 2004 (commencement of operations) through March 31, 2005
--------------------------------------------------------------------------------

The financial  statements of The Topiary  Master Fund for Benefit Plan Investors
(BPI) LLC are attached and should be read in conjunction with the consolidated financial statements of The Topiary Fund for Benefit Plan Investors (BPI) LLC.

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................... 1
Consolidated Statement of Assets, Liabilities and Members' Capital............ 2
Consolidated Statement of Operations.......................................... 3
Consolidated Statement of Changes in Members' Capital......................... 4
Consolidated Statement of Cash Flows.......................................... 5
Consolidated Financial Highlights............................................. 6
Notes to Consolidated Financial Statements..................................7-12
Directors and Officers Biographical Data...................................13-18
Portfolio Proxy Voting Policies and Procedures; SEC Filings ................. 19
THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC .......ATTACHMENT A

[GRAPHIC OMITTED] PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------

                                                     PRICEWATERHOUSECOOPERS LLP
                                                     300 Madison Avenue
                                                     New York NY 10017
                                                     Telephone (646) 471-3000
                                                     Direct phone (646) 471-2139
                                                     Direct fax (813) 329-1297
                                                     www.pwc.com



            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Members of The Topiary Fund for Benefit Plan Investors (BPI) LLC



In our opinion, the accompanying consolidated statement of assets, liabilities and members' capital, and the related consolidated statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of The Topiary Fund for Benefit Plan Investors (BPI) LLC and it subsidiary (the "Fund") at March 31, 2005, and the results of their operations, the changes in their members' capital, their cash flows and the financial highlights for the period October 1, 2004 (commencement of operations) through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.







/s/ PRICEWATERHOUSECOOPERS LLP
May 20, 2005

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

       Consolidated Statement of Assets, Liabilities and Members' Capital

                                 March 31, 2005


ASSETS
Investments in the Master Fund                                $     28,869,283
Deferred offering costs                                                152,040
Advance subscriptions to the Master Fund                             3,771,167
Receivable from Adviser                                                237,656
                                                            --------------------
         TOTAL ASSETS                                         $     33,030,146
                                                            ====================



LIABILITIES
Subscriptions received in advance                             $      3,771,167
Professional fees payable                                               71,625
Administration fees payable                                             12,000
Custodian fees payable                                                   1,992
                                                            --------------------
         TOTAL LIABILITIES                                           3,856,784
                                                            --------------------

MEMBERS' CAPITAL                                                    29,173,362
                                                            --------------------

TOTAL LIABILITIES AND MEMBERS' CAPITAL                        $     33,030,146
                                                            ====================




       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED
                             FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                      Consolidated Statement of Operations

        For the Period from October 1, 2004 (commencement of operations)
                             through March 31, 2005

NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND :
   Income                                                                                      $        7,076
   Expenses                                                                       (280,665)
   Expense amount waived and reimbursed by Adviser                                 108,356
                                                                          -------------------
   Net expenses                                                                                      (172,309)
                                                                                             ------------------
Net investment loss allocated from the Master Fund                                                   (165,233)
                                                                                             ------------------

Fund income
    Interest income                                                                                       353

FUND EXPENSES
   Amortization of offering costs                                           $       152,040
   Professional fees                                                                 71,625
   Administration fees                                                               12,000
   Custodian fees                                                                     5,670
                                                                          -------------------
Total expenses                                                                      241,335

Fund expenses reimbursed                                                           (241,335)
                                                                          -------------------
Net expenses                                                                                                -
                                                                                             ------------------

NET INVESTMENT INCOME FROM FUND                                                                           353
                                                                                             ------------------

Net investment loss                                                                                  (164,880)
                                                                                             ------------------

GAIN FROM INVESTMENT FUND TRANSACTIONS
   Net realized loss from investment funds allocated from the
         Master Fund                                                               (54,354)
    Net unrealized appreciation on investment funds allocated
         from the Master Fund                                                      979,071
                                                                          -------------------
NET GAIN FROM INVESTMENT FUNDS TRANSACTIONS                                                           924,717
                                                                                             ------------------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                $      759,837
                                                                                             ==================



       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED
                             FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

              Consolidated Statement of Changes in Members' Capital

        For the Period from October 1, 2004 (commencement of operations)
                             through March 31, 2005



 FROM INVESTMENT ACTIVITIES
                                                                                  SPECIAL ADVISORY              OTHER
                                                                                       MEMBER              MEMBERS' CAPITAL
   Net investment loss                                                            $            -            $   (164,880)
   Net realized loss from investment funds allocated from the  Master
          Fund                                                                                 -                 (54,354)
    Net unrealized appreciation on investment funds allocated from
          the Master Fund                                                                      -                  979,071
                                                                                ------------------        -----------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                -                  759,837

 FROM MEMBERS' CAPITAL TRANSACTIONS                                                            -
    Subscriptions                                                                              -               28,313,525
    Redemptions                                                                                -                        -
    Reallocation of incentive allocation                                                  57,188                  (57,188)
                                                                                ------------------        -----------------

          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS                        57,188               28,256,337
                                                                                ------------------        -----------------

          NET CHANGE IN MEMBERS' CAPITAL                                                       -               29,016,174

 Members' capital at beginning of period                                                       -                  100,000
                                                                                ------------------        -----------------

 Members' capital at end of period                                                $       57,188            $  29,116,174
                                                                                ==================        =================

          TOTAL CAPITAL                                                                                     $  29,173,362
                                                                                                          =================



       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED
                             FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                      Consolidated Statement of Cash Flows

        For the Period from October 1, 2004 (commencement of operations)
                             through March 31, 2005


CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Members' capital from operations                                        $        759,837
   Adjustments to reconcile net increase in Members' capital from operations to net cash used in operating activities:
       Purchases of investment in Master Fund                                                   (28,413,878)
       Redemption of investment in Master Fund                                                      304,079
       Adjustments to reconcile net increase in Members' capital resulting from operations to net cash used in operating activities:
       Net  investment  loss allocated from the Master Fund                                         165,233
       Net realized loss from investment funds allocated from the Master Fund                        54,354
       Net unrealized appreciation on investment funds allocated from the
           Master Fund                                                                             (979,071)
       Increase in advance subscription to the Master Fund                                       (3,771,167)
       Increase in prepaid expenses                                                                (152,040)
       Increase in receivable from Adviser                                                         (237,656)
       Increase in professional fees payable                                                         71,625
       Increase in administration fees payable                                                       12,000
       Increase in custodian fees payable                                                             1,992
                                                                                         --------------------

         NET CASH USED IN OPERATING ACTIVITIES                                                  (32,184,692)
                                                                                         --------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                                 32,084,692
   Redemptions                                                                                            0
                                                                                         --------------------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                                               32,084,339
                                                                                         --------------------

NET DECREASE IN CASH                                                                               (100,000)

Cash and cash equivalents at beginning of period                                                    100,000
                                                                                         --------------------

Cash and cash equivalents at end of period                                                 $              0
                                                                                         ====================





       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED
                             FINANCIAL STATEMENTS.

              The Topiary Fund for Benefit Plan Investors (BPI) LLC

                        Consolidated Financial Highlights



RATIOS AND OTHER FINANCIAL HIGHLIGHTS



                                                            PERIOD FROM
                                                          OCTOBER 1, 2004
THE FOLLOWING REPRESENTS THE RATIOS TO AVERAGE NET       (COMMENCEMENT OF
ASSETS AND OTHER FINANCIAL HIGHLIGHTS INFORMATION       OPERATIONS) THROUGH
FOR THE PERIOD:                                           MARCH 31, 2005
                                                     ---------------------------

     Ratios to average net assets:

     Net investment loss (a)(b)                                   (1.67%)

     Net expenses (a)(b)(c)                                        1.75%

     Incentive allocation                                          0.58%
                                                     ---------------------------
     Net expenses and incentive allocation
                                                                   2.33%

     Total return                                                  5.04%
     Incentive allocation                                          0.20%
                                                     ---------------------------
     Total return net of incentive allocation                      4.84%

     Portfolio turnover rate                                          3%

     Members' capital, end of period (thousands)
                                                              $  29,173

(a)  Annualized for periods of less than one year.

(b) The Adviser waived and reimbursed $349,691 of fees for the six month period ended March 31, 2005. The net investment loss ratio would have been 3.57% greater and the total expenses ratio would have been 3.57% greater had these fees and expenses not been waived and reimbursed by the Adviser.

(c) Expense ratios for the underlying Investment Funds are not included in the expense ratio.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.


       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED
                             FINANCIAL STATEMENTS.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.  ORGANIZATION

The Topiary Fund for Benefit Plan Investors (BPI) LLC (the "Fund") was organized as a Delaware limited liability company on July 16, 2004 and commenced operations October 1, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to generate long-term capital appreciation. The Fund will seek to achieve this objective by investing substantially all of its investable assets into The Topiary Offshore Fund for Benefit Plan Investors
(BPI) LDC (the `Offshore Fund"); a Cayman Island limited duration company with the same investment objectives as the Fund. The Offshore Fund in turn will invest substantially all of its investable assets in The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Master Fund"), a registered investment company with the same investment objectives as the Fund and the Offshore Fund. The Fund owns 100% of the beneficial interests of the Offshore Fund, and the Offshore Fund owns approximately 53% of the beneficial interests in the Master Fund. The remaining balance of the Master Fund is owned by DBAH Capital, L.L.C, an affiliate of DB Investment Managers, Inc. These financials statements are the consolidation of the Fund and the Offshore Fund. Inter company balances have been eliminated through consolidation. The Offshore Fund commenced operations on October 1, 2004.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act").

Generally, initial and additional applications for Interests by eligible investors may be accepted at such times as the Fund's operating agreement may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

1.  ORGANIZATION (CONTINUED)

to time may offer to repurchase Interests. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's Interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund, which are an integral part of these financial statements.

2.   SIGNIFICANT ACCOUNTING POLICIES

A.   VALUATIONS

The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are included elsewhere in this report.

B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS

Investments in the Master Fund are recorded on the effective date of the subscription in the Master Fund. The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses. In addition, interest income on the Fund's cash balance is recorded on an accrual basis and the Fund accrues its own expenses as incurred.



C.   FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

The Fund's offering expense is being amortized over a twelve month period beginning upon commencement of the Fund's operations. The organizational expenses of the Fund, the Offshore Fund, and the Master Fund were paid by the Adviser.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.   INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. The Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying investments to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations there under. Such amounts are treated as withholding tax credits for federal income tax purposes.

E.   CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PFPC Trust Company. The Fund treats all financial instruments that mature within three months as cash equivalents.

F.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts and disclosures in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent, however, actual results could differ from these estimates.

G.   ALLOCATION OF NET PROFITS AND LOSSES

Net investment income and net realized and unrealized gains and losses on investments for the Fund are allocated to the Members' Capital Accounts based on their respective capital balances at the beginning of each allocation period relative to the capital of all Members' Capital Accounts. The beginning of an allocation period is defined as the beginning of each fiscal year, the date of admission of any new member, or the date of any additional subscription or redemption by a member.

H.   EXPENSE LIMITATION

Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized expenses (excluding the Incentive Allocation, if any) will not exceed 1.75% including the Fund's allocated portion of expense incurred by the Master Fund. The initial term of the Expense Limitation
Agreement is the first fiscal year of the Fund's operations, and will be automatically renewed for each fiscal year thereafter unless the Adviser provides written notice to the Fund and the Master Fund of the termination of the Expense Limitation Agreement at least 30 days prior to the end of the then-current term.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS

A.   MANAGEMENT FEE

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Master Fund pays the Adviser a management fee (the "Management Fee") at an annual rate of 1.00% of the Master Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Master Fund of interests in the Master Fund. The Management Fee accrues monthly and is payable at the end of each quarter. As an investor in the Master Fund, the Fund's value of its investment in the Master Fund is reduced by the Management Fee accrued by the Master Fund.

B.   BOARD FEES

Board fees are paid at the Master Fund level. See accompanying note in the Master Fund notes attached.

C.   INCENTIVE ALLOCATION

As of each March 31, upon any repurchases of Interests (solely with respect to the Interest repurchased), and upon termination of the Fund (each, a "Performance Period"), a reallocation (the "Incentive Allocation") will be made from the Capital Account of each Member to the Capital Account of the Special Advisory Member (the Adviser) equal to 10% of the amount, if any, by which the net profit allocated to such Member's Capital Account for such Performance Period in excess of the Hurdle Rate (based on the 90-day U.S. Treasury bill rates) for such Performance Period exceeds the positive balance of such Member's Loss Carryforward Account. The Incentive Allocation will be applied on a "high water mark" basis such that in the event a Capital Account suffers a net loss in a particular Performance Period, no Incentive Allocation will be made with respect to such Performance Period or any subsequent Performance Period, until such net loss is first recovered (taking into account interim repurchases, if any). For the six month period ended March 31, 2005, the Adviser earned an Incentive Allocation of $57,188.

The Hurdle Rate is calculated monthly using the average of the weekly 90-day U.S. Treasury bill for that month. For the six months ended March 31, 2005, the average Hurdle Rate was 2.289%.

D.   UNDERWRITING

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

E.   SUB-ADMINISTRATION

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

4.   ADMINISTRATION AND OTHER FEES

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund (Administration Agreement"). Under the Administration Agreement, PFPC provides administrative and accounting services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

5.   SECURITY TRANSACTIONS

As of March 31, 2005, the Fund's only investment was its investment in the Master Fund. Aggregate purchases of the Master Fund amounted to $28,413,878 and aggregate sales of the Master Fund amounted to $304,079 for the period ended March 31, 2005.

6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off-balance sheet risk in these financial instruments as discussed in the notes to the Master Fund's financial statements.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

7.   CONCENTRATION OF RISK

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks.


The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

8.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB
INTERPRETATION NO. 34 ("FIN 45"). FIN 45 requires certain disclosure that was intended to improve the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

9.   SUBSEQUENT EVENT

Subsequent to March 31, 2005, the Fund effected subscriptions from Members of $4,883,501 of which $3,771,167 were received prior to April 1, 2005.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

Nolan T. Altman (ii)                    Director    Since         President, NTA                3        Director, State
c/o DB Hedge Strategies Fund LLC                    inception     Consulting (financial                  University of New York at
25 DeForest Ave.                                                  services consulting)                   Albany (1998 to present);
Summit, NJ  07901-2154                                            (2001 to present).                     Director, Phinity
(9/18/55)                                                         Formerly, Chief                        Offshore Fund, Ltd.,
                                                                  Financial Officer,                     Tiger Asia Overseas Fund,
                                                                  Tiger Management                       Ltd. Offshore Fund; Tiger
                                                                  (investment adviser                    Technology Fund Ltd., TS
                                                                  to hedge funds) (1993                  I Offshore Limited (2004
                                                                  to 2001).                              to present).
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                                                     TERM OF                PRINCIPAL                 IN FUND         OTHER
                                       POSITION(S)   OFFICE(i)            OCCUPATION(S)               COMPLEX     DIRECTORSHIPS
                                        HELD WITH   & LENGTH OF          DURING THE PAST            OVERSEEN BY        HELD
     NAME, ADDRESS AND AGE                FUND      TIME SERVED             5 YEARS                   DIRECTOR     BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------

Louis S. Citron (ii)                   Director     Since         General Counsel, New                  3             None
c/o DB Hedge Strategies Fund LLC                    Inception     Enterprise Associates (venture
25 DeForest Ave.                                                  capital firm) (2001 to present).
Summit, NJ  07901-2154                                            Formerly, General Counsel and
(1/31/65)                                                         Sr. Vice President, the ING
                                                                  mutual funds (1998 to 2000);
                                                                  Vice President, ING Mutual
                                                                  Funds Management Co. LLC
                                                                  (registered investment adviser)
                                                                  (1998 to 2000); Vice President,
                                                                  ING Funds Distributors, Inc.
                                                                  (principal underwriter for the
                                                                  ING mutual funds) (1998 to
                                                                  2000); Vice President, ING
                                                                  Funds Services Co. LLC
                                                                  (administrator to the ING
                                                                  mutual funds) (1998 to 2000).
--------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF               PRINCIPAL             IN FUND           OTHER
                                     POSITION(S)     OFFICE(i)            OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
                                      HELD WITH     & LENGTH OF          DURING THE PAST        OVERSEEN BY          HELD
     NAME, ADDRESS AND AGE              FUND        TIME SERVED             5 YEARS               DIRECTOR       BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

   Edward T. Tokar                     Director       Since          Sr. Managing Director           3        Director, Gabelli
   c/o DB Hedge Strategies Fund LLC                   Inception      of Investments, Beacon                   Dividend and Income
   25 DeForest Ave.                                                  Trust Company (2004 to                   Trust (2003 to
   Summit, NJ  07901-2154                                            present); Chief Executive                present); Trustee,
   (6/12/47)                                                         Officer, Allied Capital                  Levco Series Trust
                                                                     Management LLC                           Mutual Funds (2
                                                                     (registered investment                   portfolios) (2001 to
                                                                     adviser - wholly owned                   present); Director,
                                                                     subsidiary of Honeywell)                 Allied Capital
                                                                     (1998 to  2004); and Vice                Management LLC (1998
                                                                     President - Investments,                 to 2004). Formerly,
                                                                     Honeywell International,                 Trustee, Scudder MG
                                                                     Inc. (advanced technology                Investment Trust
                                                                     and manufacturer) (1977                  (formerly Morgan
                                                                     to 2004).                                Grenfell Investment
                                                                                                              Trust (11 portfolios)
                                                                                                              (1994 to 2002).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF               PRINCIPAL             IN FUND           OTHER
                                     POSITION(S)      OFFICE              OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
                                      HELD WITH     & LENGTH OF          DURING THE PAST        OVERSEEN BY          HELD
     NAME, ADDRESS AND AGE              FUND        TIME SERVED             5 YEARS               DIRECTOR       BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

 DIRECTORS WHO ARE "INTERESTED PERSONS"(ii)
------------------------------------------------------------------------------------------------------------------------------------


Raymond C. Nolte                       Director       Since          Global Head of                  3        Topiary Fund Ireland
DB Hedge Strategies Fund LLC                          Inception      Funds-of-Funds, DB                       Plc (offshore fund)
25 DeForest Ave.                                                     Absolute Return Strategies               (1997 to present)
Summit, NJ  07901-2154                                               (1996 to present) and Vice               and Gordian Knot
(6/25/61)                                                            President, DBIM (2002 to                 Ltd. (a U.K.
                                                                     present).  Formerly, Vice                investment advisory
                                                                     President, Associate Vice                firm) (2002 to
                                                                     President, and Assistant                 present).
                                                                     Treasurer, Foreign
                                                                     Exchange Sales and Trading
                                                                     and International Fixed
                                                                     Income groups, Deutsche
                                                                     Bank Trust (formerly
                                                                     Bankers Trust Co.)
                                                                     (financial services firm)
                                                                     (1983 to 1999).
------------------------------------------------------------------------------------------------------------------------------------





---------------------------
(ii) Mr. Nolte is an "interested person" under Section 2(a)(19) of the 1940 Act of the Fund. Mr. Nolte is Managing Director of DBIM and Managing Director and Global Head of Funds-of-Funds of DB Absolute Return Strategies.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

     NAME, ADDRESS AND AGE          POSITIONS HELD WITH FUND           PRINCIPAL OCCUPATION(S) DURING THE
                                                                                  LAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------

Julian F. Sluyters(iv)               Chief Executive Officer     President (as of May 24, 2005) and Chief Executive
345 Park Ave.                                                    Officer (as of June 18, 2004); Managing Director,
New York, NY  10154                                              Deutsche Asset Management (May 2004-present);
(7/14/60)                                                        President and Chief Executive Officer, UBS Fund
                                                                 Services (2001 to 2003); Chief Administrative
                                                                 Officer (1998 to 2001) and Sr. Vice President and
                                                                 Director of Mutual Fund Operations (1991 to 1998),
                                                                 UBS Global Asset Management.
------------------------------------------------------------------------------------------------------------------------

Natalie Birrell                      President                   Chief Operating Officer, DBIM (2001 to present).
DB Hedge Strategies Fund LLC                                     Formerly, Chief Operating Officer, Deutsche Asset
25 DeForest Ave.                                                 Management (asset management division of Deutsche
Summit, NJ  07901-2154                                           Bank) (2000 to 2001) and Global Business Manager,
(5/16/66)                                                        Bankers Trust (private banking) (1994 to 2000).
------------------------------------------------------------------------------------------------------------------------

Alexandra A. Toohey                  Treasurer,Principal         Head of Administration, DB Absolute Return
DB Hedge Strategies Fund LLC         Financial & Accounting      Strategies (2000 to present).  Formerly, Sr.
25 DeForest Ave.                     Officer                     Manager, Fortis Fund Services Curacao NV (hedge fund
Summit, NJ  07901-2154                                           administrator) (1994 to 2000).
(10/17/66)
------------------------------------------------------------------------------------------------------------------------

Bruce A. Rosenblum(iv)               Secretary                   Director, Deutsche Asset Management (asset
Deutsche Asset Management                                        management division of Deutsche Bank) (2002 to
1 South St.                                                      present).  Formerly, Vice President, Deutsche Asset
Baltimore, MD  21202-3298                                        Management (2000 to 2002); Partner, Freedman, Levy,
(9/14/60)                                                        Kroll & Simonds (law firm) (1997 to 1999).
------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
(iv) All officers also serve in similar capacities as officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

Daniel O. Hirsch(iv)                 Assistant Secretary         Consultant. Formerly, Managing Director, Deutsche
Deutsche Asset Management                                        Asset Management (asset management division of
1 South St.                                                      Deutsche Bank) (2002-2005); Director, Deutsche
Baltimore, MD  21202-3298                                        Asset Management (1999 to 2002); Principal, BT
(3/27/54)                                                        Alex. Brown Inc. (now Deutsche Bank Securities
                                                                 Inc.) (1998 -1999); Assistant General Counsel,
                                                                 U.S. Securities & Exchange Commission (1993 to
                                                                 1998); Director, Deutsche Global Funds Ltd. (2002
                                                                 - 2004).
------------------------------------------------------------------------------------------------------------------------

John H. Kim                          Assistant Secretary         Director, Deutsche Asset Management (asset
Deutsche Asset Management                                        management division of Deutsche Bank) (2001 to
25 DeForest Ave.                                                 present); Sr. Associate, Wilkie Farr & Gallagher
Summit, NJ  07901-2154                                           (law firm) (1995 to 2001).
(1/9/71)
------------------------------------------------------------------------------------------------------------------------

Anthony Conte                        Assistant Treasurer         Head of Compliance, DB Absolute Return Strategies
Deutsche Asset Management                                        (2003 to present); Head of Business Risk, DB
25 DeForest Ave.                                                 Absolute Return Strategies (2001 to 2003); Head
Summit, NJ  07901-2154                                           of Asset Management Compliance, CIBC World Markets
(3/28/69)                                                        Corp. (1999 to 2001).
------------------------------------------------------------------------------------------------------------------------

The  Fund's   Statement  of  Additional   Information   ("SAI")  has  additional
information  about the Fund's  Directors  and Officers and is available  without charge upon request. Contact your financial representative for a free prospectus or SAI.






--------------------------------------------------------------------------------
(iv) All officers also serve in similar capacities as officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
PORTFOLIO PROXY VOTING PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                              FINANCIAL STATEMENTS


              For the Period from October 1, 2004 (commencement of
                       operations) through March 31, 2005

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Statements

              For the Period from October 1, 2004 (commencement of
                       operations) through March 31, 2005






                                    CONTENTS

Report of Independent Registered Public Accounting Firm......................1
Statement of Assets, Liabilities and Members' Capital........................2
Schedule of Investments....................................................3-4
Statement of Operations......................................................5
Statement of Changes in Members' Capital.....................................6
Statement of Cash Flows......................................................7
Financial Highlights.........................................................8
Notes to Financial Statements.............................................9-14
Directors and Officers Biographical Data.................................15-20
Portfolio Proxy Voting Policies and Procedures; SEC Filings.................21
Components of Net Assets by Investment Strategy ............................22

[GRAPHIC OMITTED] PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------

                                                     PRICEWATERHOUSECOOPERS LLP
                                                     300 Madison Avenue
                                                     New York NY 10017
                                                     Telephone (646) 471-3000
                                                     Direct phone (646) 471-2139
                                                     Direct fax (813) 329-1297
                                                     www.pwc.com



            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Members of The Topiary Master Fund for Benefit Plan Investors (BPI) LLC



In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Master Fund") at March 31, 2005, and the results of its operations, its cash flows, the changes in its members' capital and the financial highlights for the period October 1, 2004 (commencement of operations) through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Master Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at March 31, 2005 by correspondence with the general partners/managing members of the investment funds, provides a reasonable basis for our opinion.







/s/ PRICEWATERHOUSECOOPERS LLP
May 20, 2005

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

              Statement of Assets, Liabilities and Members' Capital
                                 March 31, 2005


ASSETS
Investments in investment funds, at fair value (cost $50,725,000)    $53,213,710
Cash and cash equivalents                                                594,423
Investment funds paid in advance                                       4,250,000
Receivable for investment funds sold                                     892,364
Receivable from Adviser                                                   37,973
Prepaid expenses                                                          64,824
Other assets                                                               4,205
                                                                     -----------
         TOTAL ASSETS                                                $59,057,499
                                                                     ===========



LIABILITIES
Subscriptions received in advance                                    $ 3,771,167
Professional fees payable                                                184,820
Registration fees payable                                                 38,800
Administration fees payable                                               18,185
Investor services fees payable                                             6,000
Custodian fees payable                                                     1,586
Other fees payable                                                        23,182
                                                                     -----------
         TOTAL LIABILITIES                                             4,043,740
                                                                     -----------

MEMBERS' CAPITAL                                                      55,013,759
                                                                     -----------

TOTAL LIABILITIES AND MEMBERS' CAPITAL                               $59,057,499
                                                                     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Schedule of Investments
                                 March 31, 2005


                                                                                                                     % OF
                                                                                                                     MEMBERS'
STRATEGY               INVESTMENT FUND                                    COST         FAIR VALUE     LIQUIDITY      CAPITAL
--------               ---------------                                 -----------     -----------    ---------      --------
Event Driven           Avenue Asia Investments, L.P.                   $ 1,000,000     $ 1,007,684    Annually         1.8%
                       Avenue Europe Investments, L.P.                   1,850,000       1,911,488    Quarterly        3.5%
                       Gracie Capital L.P.                               1,500,000       1,468,899    Annually         2.7%
                       Harbert Distressed Investment Fund, L.P.          1,500,000       1,586,263    Quarterly        2.9%
                       M & M Arbitrage L.L.C.                              500,000         519,882    Quarterly        0.9%
                       Merced Partners, L.P.                             1,550,000       1,665,101    Annually         3.0%
                       Perry Partners, L.P.                              1,500,000       1,650,556    Annually         3.0%
                       Special K Capital II, L.P.                        1,000,000       1,098,063    Annually         2.0%
                       Strategic Value Restructuring Fund, L.P.          1,500,000       1,621,387    Annually         2.9%
                                                                       ----------------------------------------------------
Total Event Driven                                                      11,900,000      12,529,323                    22.7%

Global Macro           Anglian Commodities U.S. Feeder
                         Fund, L.L.C.                                      900,000         912,685    Monthly          1.7%
                       Bridgewater Pure Alpha Trading Fund I             1,250,000       1,365,079    Monthly          2.5%
                       Drawbridge Global Macro Fund, L.P.                1,250,000       1,285,693   Quarterly         2.3%
                       FX Concepts Global Fund Master
                         Trust -  Multi Strategy Series                    700,000         749,080    Monthly          1.4%
                       Graham Global Investment Fund Ltd.                  500,000         491,108    Monthly          0.9%
                       The Capital Fund, L.L.C.                          1,000,000       1,012,821    Monthly          1.8%
                       Vega Select Opportunities Fund Limited            1,000,000       1,112,332    Monthly          2.0%
                                                                       ----------------------------------------------------
Total Global Macro                                                       6,600,000       6,928,798                    12.6%

Long/Short Equity      Amaranth Global Equities, L.L.C.                  1,200,000       1,294,220   Annually          2.4%
                       Artha Emerging Markets Fund, L.P.                 1,050,000       1,151,880   Quarterly         2.1%
                       Ascend Partners Leveraged Fund, L.P.                950,000       1,025,633   Quarterly         1.9%
                       Bonanza Partners LP                                 500,000         508,740   Quarterly         0.9%
                       Delta Fund Europe LP                              1,450,000       1,563,753   Quarterly         2.8%
                       FrontPoint Value Discovery Fund, L.P.             1,100,000       1,162,069   Quarterly         2.1%
                       Hard Assets Partners, L.P.                        1,200,000       1,272,784    Monthly          2.3%
                       Hayground Cove Institutional Partners, LP           900,000         987,187   Quarterly         1.8%

                       Kinetics Partners, L.P.                           1,000,000       1,123,799   Quarterly         2.0%
                       MPC Pilgrim, L.P.                                   850,000         873,109    Monthly          1.6%
                       Miramar Capital Partners, L.P.                    1,050,000         992,807   Quarterly         1.8%
                       RX Healthcare Partners II, L.P.                   1,275,000       1,288,916   Quarterly         2.3%
                       Stadia Consumer Fund (QP), L.P.                   1,275,000       1,263,145   Quarterly         2.3%

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                                 March 31, 2005


                                                                                                                      MEMBERS'
STRATEGY                      INVESTMENT FUND                           COST          FAIR VALUE      LIQUIDITY       CAPITAL
--------                      ---------------                        -----------      -----------     ---------       --------

                              SR Global, L.P. Asia                   $ 1,000,000      $ 1,130,811       Monthly         2.1%
                              TCS Capital II, L.P.                     1,175,000        1,355,788      Annually         2.5%
                              Torrey Pines Fund, L.L.C.                1,400,000        1,499,338      Quarterly        2.7%
                              Tracer Capital Partners QP, LP           1,000,000        1,039,696      Quarterly        1.9%
                                                                     -------------------------------------------------------
Total Long/Short Equity                                               18,375,000       19,533,675                      35.5%

Relative Value                Amaranth Capital Partners, L.L.C.        1,900,000        1,974,450      Annually         3.6%
                              Aristeia Capital Partners, L.P.          1,000,000        1,009,790      Quarterly        1.8%
                              Bogle World Fund, L.P.                   1,600,000        1,640,504      Quarterly        3.0%
                              Citadel Wellington Partners, L.L.C.      1,900,000        1,970,105      Quarterly        3.6%
                              Clinton Multistrategy Fund, L.L.C.       1,650,000        1,719,094       Monthly         3.1%
                              Deephaven Market Neutral Fund,                                            Monthly
                                   L.L.C.                              1,000,000        1,048,398                       1.9%
                              Ellington Overseas Partners, Ltd.          300,000          318,541      Quarterly        0.6%
                              Julius Baer Diversified Fixed Income                                     Quarterly
                                   Hedge Fund                          1,200,000        1,249,051                       2.3%
                              Silverback Partners, L.P.                  950,000          922,987      Quarterly        1.7%
                              Stark Asia Fund, L.P.                    1,250,000        1,266,847      Quarterly        2.3%
                              Vega Relative Value Fund, Ltd.           1,100,000        1,102,147       Monthly         2.0%
                                                                     -------------------------------------------------------
Total Relative Value                                                  13,850,000       14,221,914                      25.9%
                                                                     -------------------------------------------------------

                          Total                                      $50,725,000      $53,213,710                      96.7%
                                                                     -------------------------------------------------------

                          Other Assets, less Liabilities
                                                                                        1,800,049                       3.3%
                                                                                      --------------------------------------

                          Members' Capital                                            $55,013,759                     100.0%
                                                                                      ======================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Operations

              For the Period from October 1, 2004 (commencement of
                       operations) through March 31, 2005



INVESTMENT INCOME
   Interest income                                                                                     $    5,717
   Other income                                                                                            12,931
                                                                                                       ----------
       Total income                                                                                        18,648

EXPENSES
   Management fees                                                                $  227,311
   Professional fees                                                                 197,875
   Board of Directors fees and expenses                                               83,755
   Registration                                                                       53,800
   Insurance                                                                          32,338
   Printing                                                                           29,500
   Administration fees                                                                18,185
   Investor services fees                                                             11,700
   Custodian fees                                                                      6,600
   Other expenses                                                                        525
                                                                                  ----------
       Total expenses                                                                661,589

   Management fees waived by Adviser                                                (227,311)
   Fund expenses reimbursed                                                          (37,973)
                                                                                  ----------
       Total amounts waived and reimbursed by Adviser                               (265,284)
          Net Expenses                                                                                    396,305
                                                                                                        ---------

       NET INVESTMENT LOSS                                                                               (377,657)
                                                                                                        ---------

Gain from investment fund transactions
         Net realized loss from investment funds redeemed                           (107,093)
         Net unrealized appreciation on investment funds                           2,488,710
                                                                                  ----------
          NET GAIN FROM INVESTMENT FUNDS TRANSACTIONS                                                   2,381,617
                                                                                                       ----------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                        $2,003,960
                                                                                                       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                    Statement of Changes in Members' Capital


                                                                            FOR THE PERIOD
                                                                            OCTOBER 1, 2004
                                                                           (COMMENCEMENT OF
                                                                          OPERATIONS) THROUGH
                                                                            MARCH 31, 2005
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                       $  (377,657)
   Net realized loss from sale of investment funds
         redeemed                                                               (107,093)
   Net change in unrealized appreciation on investments
         funds                                                                 2,488,710
                                                                             -----------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS

                                                                               2,003,960

 FROM MEMBERS' CAPITAL TRANSACTIONS
   Subscriptions                                                              53,213,878
    Redemptions                                                                 (304,079)
                                                                             -----------

          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL
                TRANSACTIONS                                                  52,909,799
                                                                             -----------

          NET CHANGE IN MEMBERS' CAPITAL                                      54,913,759

 Members' capital at beginning of period                                         100,000
                                                                             -----------

Members' capital at end of period                                            $55,013,759
                                                                             ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Cash Flows

              For the Period from October 1, 2004 (commencement of
                       operations) through March 31, 2005


CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Members' capital from operations                                            $  2,003,960
   Adjustments to reconcile net increase in Members' capital from operations to net cash used in operating activities:
       Purchases of investment funds                                                            (52,225,000)
       Sales of investment funds                                                                  1,392,907
       Net loss from investment funds redeemed                                                      107,093
       Net unrealized appreciation on investment funds                                           (2,488,710)
       Increase in investment funds paid in advance                                              (4,250,000)
       Increase in receivable for investment funds sold                                            (892,364)
       Increase in receivable from advisor                                                          (37,973)
       Increase in prepaid expenses                                                                 (64,824)
       Increase in other assets                                                                      (4,205)
       Increase in professional fees payable                                                        184,820
       Increase in registration fees payable                                                         38,800
       Increase in administration fees payable                                                       18,185
       Increase in investor services fees payable                                                     6,000
       Increase in custodian fees payable                                                             1,586
       Increase in other fees payable                                                                23,182
                                                                                               ------------

         NET CASH USED IN OPERATING ACTIVITIES                                                  (56,186,543)
                                                                                               ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                                 57,085,045
   Redemptions                                                                                     (304,079)
                                                                                               ------------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                                               56,780,966
                                                                                               ------------

NET INCREASE IN CASH                                                                                594,423

Cash and cash equivalents at beginning of period                                                         --
                                                                                               ------------

Cash and cash equivalents at end of period                                                     $    594,423
                                                                                               ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Highlights


                                                          FOR THE PERIOD
THE FOLLOWING REPRESENTS THE RATIOS TO AVERAGE     OCTOBER 1, 2004 (COMMENCEMENT
NET ASSETS AND OTHER FINANCIAL HIGHLIGHTS             OF OPERATIONS) THROUGH
INFORMATION FOR THE PERIOD:                               MARCH 31, 2005
                                                   -----------------------------

     Ratios to average net assets:

         Net investment loss (a) (b)                          (1.67%)

         Net expenses (a) (b) (c)                              1.75%


     Total return                                              5.04%


     Portfolio turnover rate                                      3%

     Members' capital, end of period (thousands)             $55,014


(a)  Annualized for periods of less than one year.

(b) The Adviser waived and reimbursed $265,284 of fees for the six month period ended March 31, 2005. The net investment loss ratio would have been 1.17% greater and the total expenses ratio would have been 1.17% greater had these fees not been waived and reimbursed by the Adviser.

(c) Expense ratios for the underlying Investment Funds are not included in the Fund's expense ratio.

     The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") was organized as a Delaware limited liability company on July 16, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale.

The Fund's investment objective is to generate long-term capital appreciation through a diversified portfolio with volatility that is lower than that of the equity markets and returns that demonstrate little to no correlation with either equity or bond markets. The Fund acts as a "Master Fund" utilizing capital generated by investments by The Topiary Offshore Fund for Benefit Plan Investors
(BPI) LDC (the "Offshore Fund") and through direct investments by other Members. The Offshore Fund's capital is generated by investments by The Topiary Fund for Benefit Plan Investors (BPI) LLC (the "Onshore Fund"). At March 31, 2005, the investment by the Offshore Fund constitutes 53% of the investment capital of the Master Fund, and the Onshore Fund constitutes 100% of the investment capital of the Offshore Fund. The balance of the Fund's capital, approximately 47%, comprises a direct investment by DBAH Capital LLC, an affiliate of DB Investment Managers, Inc. The Fund will attempt to achieve its investment objective by investing in the securities of approximately 50 to 100 Investment Funds to be managed pursuant to various alternatives or non-traditional investment strategies, which may be viewed as encompassing four broadly defined primary categories; Relative Value; Event Driven; Long/Short Equity; and Global Macro. The Fund commenced operations on October 1, 2004.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). At least a majority of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act").

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

1.  ORGANIZATION (CONTINUED)

repurchase Interests. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. On behalf of non-U.S. Members the Fund withholds and pays taxes on U.S. source income allocated from investment funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

A.  PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value of the Fund equals the value of the Fund's assets less the Fund's liabilities, including accrued fees and expenses. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.  INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Fund's foreign members', the Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying investments to the extent such income is not exempted from withholdings under the Internal Revenue Code and Regulations there under.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PFPC Trust Company. The Fund treats all financial instruments that mature within three months as cash equivalents.

F.  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.00% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

by the Fund. The Management Fee accrues monthly and is payable at the end of each quarter. Management fees for the year were $227,311, none of which was payable at March 31, 2005.

The Adviser has contractually agreed to a waiver of its fees and/or reimbursement of the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 1.75% ("Expense Limitation Agreement") during the period through March 31, 2005. For the period, the Adviser waived management fees of $227,311 and agreed to reimburse $37,973 for the expenses the Fund accrued. In addition, the Adviser reimbursed the Fund $12,931 for foregone interest on cancelled trades. This is shown as "other income" on the Statement of Operations.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund (Administration Agreement"). Under the Administration Agreement, PFPC provides administrative and accounting services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $2,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4.  SECURITY TRANSACTIONS

As of March 31, 2005, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $52,225,000 and aggregate sales of Investment Funds amounted to $1,392,907 for the period ended March 31, 2005.

At March 31, 2005, the estimated cost of investments for Federal income tax purposes was $50,725,000. As of that date, net unrealized appreciation on investments was estimated to be $2,488,710, made up of gross unrealized appreciation on investments of $2,624,763 and gross unrealized depreciation on investments of $136,053.

5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

6.  CONCENTRATION OF RISK

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

7.  GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB
INTERPRETATION NO. 34 ("FIN 45"). FIN 45 requires certain disclosure that was intended to improve the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund's management expects the risk of loss to be remote.

8.  SUBSEQUENT EVENT

Subsequent to March 31, 2005, the Fund effected subscriptions from Members of $4,883,501 of which $3,771,167 were received prior to April 1, 2005.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                     TERM OF            PRINCIPAL            IN FUND
                                       POSITION(S)   OFFICE(i) &      OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

Nolan T. Altman (ii)                    Director    Since           President, NTA             3          Director, State
c/o DB Hedge Strategies Fund LLC                    inception       Consulting (financial                 University of New York at
25 DeForest Ave.                                                    services consulting)                  Albany (1998 to present);
Summit, NJ  07901-2154                                              (2001 to present).                    Director, Phinity
(9/18/55)                                                           Formerly, Chief                       Offshore Fund, Ltd.,
                                                                    Financial Officer,                    Tiger Asia Overseas Fund,
                                                                    Tiger Management                      Ltd. Off-shore Fund;
                                                                    (Investment adviser                   Tiger Technology Fund
                                                                    to hedge funds) (1993                 Ltd.,  TS I Offshore
                                                                    to 2001).                             Limited (2004 to present).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
(i)   Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii)  Since  March  2003,  Messrs.  Altman and Citron  have served as members of the  Conflicts  Advisory  Board of certain  private investment funds managed by DBIM or its affiliates.  This Conflicts  Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Louis S. Citron (ii)                   Director     Since         General Counsel, New           3                  None
c/o DB Hedge Strategies Fund LLC                    Inception     Enterprise Associates
25 DeForest Ave.                                                  (venture capital firm)
Summit, NJ  07901-2154                                            (2001 to present). Formerly
(1/31/65)                                                         Formerly, General Counsel
                                                                  and Sr. Vice President, the
                                                                  ING mutual funds (1998 to
                                                                  2000); Vice President, ING
                                                                  Mutual Funds Management Co.
                                                                  LLC (registered investment
                                                                  adviser) (1998 to 2000);
                                                                  Vice President, ING Funds
                                                                  Distributors, Inc.
                                                                  (principal underwriter for
                                                                  the ING mutual funds) (1998
                                                                  to 2000); Vice President,
                                                                  ING Funds Services Co. LLC
                                                                  (administrator to the ING
                                                                  mutual funds) (1998 to
                                                                  2000).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

   Edward T. Tokar                       Director     Since         Sr. Managing Director        3           Director, Gabelli
   c/o DB Hedge Strategies Fund LLC                   Inception     of Investments, Beacon                   Dividend & Income
   25 DeForest Ave.                                                 Trust Co. (2004 to                       Trust (2003 to
   Summit, NJ  07901-2154                                           present); Chief                          present); Trustee,
   (6/12/47)                                                        Executive Officer,                       Levco Series Trust
                                                                    Allied Capital Mgmt.                     Mutual Funds    (2
                                                                    LLC (registered                          portfolios) (2001 to
                                                                    investment adviser -                     present); Director,
                                                                    wholly owned subsidiary                  Allied Capital
                                                                    of Honeywell) (1998 to                   Manage-ment LLC (1998
                                                                    2004); and Vice                          to 2004).  Formerly,
                                                                    President -                              Trustee, Scudder MG
                                                                    Investments, Honeywell                   Investment Trust
                                                                    International, Inc.                      (formerly Morgan
                                                                    (advanced technology                     Grenfell Investment
                                                                    and manufacturer) (1977                  Trust (11 portfolios)
                                                                    to 2004).                                (1994 to 2002).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                       POSITION(S)    OFFICE &        OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE "INTERESTED PERSONS"(ii)
------------------------------------------------------------------------------------------------------------------------------------

Raymond C. Nolte                       Director     Since         Global Head of Funds-         3          Topiary Fund Ireland
DB Hedge Strategies Fund LLC                        Inception     Funds-of-Funds, DB                       Plc (offshore fund)
25 DeForest Ave.                                                  Absolute Return Strategies               (1997 to present)
Summit, NJ  07901-2154                                            (1996 to present) and Vice               and Gordian Knot
(6/25/61)                                                         President, DBIM (2002 to                 Ltd. (a U.K.
                                                                  present).  Formerly, Vice                investment advisory
                                                                  President, Associate Vice                firm) (2002 to
                                                                  President, and Assistant                 present).
                                                                  Treasurer, Foreign
                                                                  Exchange Sales and Trading
                                                                  and International Fixed
                                                                  Income groups, Deutsche
                                                                  Bank Trust (formerly
                                                                  Bankers Trust Co.)
                                                                  (financial services firm)
                                                                  (1983 to 1999).
------------------------------------------------------------------------------------------------------------------------------------

----------
(ii)  Mr. Nolte is an "interested person" under Section 2(a)(19) of the 1940 Act of the Fund. Mr. Nolte is Managing Director of DBIM
      and Managing Director and Global Head of Funds-of-Funds of DB Absolute Return Strategies.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
     NAME, ADDRESS AND AGE            POSITIONS HELD WITH FUND                   PRINCIPAL OCCUPATION(S) DURING THE
                                                                                             LAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

Julian F. Sluyters(iv)               Chief Executive Officer      President (as of May 24, 2005) and Chief Executive Officer (as of
345 Park Ave.                                                     June 18, 2004); Managing Director, Deutsche Asset Management (May
New York, NY  10154                                               2004 to present);  President and Chief Executive Officer, UBS Fund
(7/14/60)                                                         Services  (2001 to 2003); Chief Administrative Officer   (1998 to
                                                                  2001)  and  Sr.  Vice   President  and  Director  of  Mutual  Fund
                                                                  Operations (1991 to 1998), UBS Global Asset Management.
------------------------------------------------------------------------------------------------------------------------------------

Natalie Birrell                      President                   Chief Operating Officer, DBIM (2001 to present).  Formerly,  Chief
DB Hedge Strategies Fund LLC                                     Operating  Officer,  Deutsche Asset Management  (asset  management
25 DeForest Ave.                                                 division  of  Deutsche  Bank)  (2000 to 2001) and Global  Business
Summit, NJ  07901-2154                                           Manager, Bankers Trust (private banking) (1994 to 2000).
(5/16/66)
------------------------------------------------------------------------------------------------------------------------------------

Alexandra A. Toohey                  Treasurer,                  Head of  Administration,  DB Absolute Return  Strategies  (2000 to
DB Hedge Strategies Fund LLC         Principal                   present).  Formerly, Sr. Manager,  Fortis Fund Services Curacao NV
25 DeForest Ave.                     Financial & Accounting      (hedge fund administrator) (1994 to 2000).
Summit, NJ  07901-2154               Officer
(10/17/66)
------------------------------------------------------------------------------------------------------------------------------------

Bruce A. Rosenblum(iv)               Secretary                   Director,  Deutsche Asset Management (asset management division of
Deutsche Asset Management                                        Deutsche  Bank)  (2002  to  present).  Formerly,  Vice  President,
1 South St.                                                      Deutsche Asset Management (2000 to 2002); Partner, Freedman, Levy,
Baltimore, MD  21202-3298                                        Kroll & Simonds (law firm) (1997 to 1999).
(9/14/60)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
(iv)   All  officers  also serve in similar  capacities  as  officers  for other  funds  advised  by the  Investment  Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
     NAME, ADDRESS AND AGE            POSITIONS HELD WITH FUND                   PRINCIPAL OCCUPATION(S) DURING THE
                                                                                             LAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Daniel O. Hirsch(iv)                    Assistant                 Consultant. Formerly, Managing Director, Deutsche Asset Management
Deutsche Asset Management               Secretary                 (asset management division of Deutsche Bank) (2002 to 2005);
1 South St.                                                       Director, Deutsche Asset Management (1999 to 2002); Principal, BT
Baltimore, MD  21202-3298                                         Alex. Brown Inc. (now Deutsche Bank Securities Inc.) (1998 to
(3/27/54)                                                         1999); Assistant General Counsel, U.S. Securities and Exchange
                                                                  Commission (1993 to 1998); Director, Deutsche Global Funds Ltd.
                                                                  (2002 to 2004).
------------------------------------------------------------------------------------------------------------------------------------

John H. Kim                             Assistant                 Director, Deutsche Asset Management (asset management division of
Deutsche Asset Management               Secretary                 Deutsche Bank) (2001 to present); Sr. Associate, Wilkie Farr &
25 DeForest Ave.                                                  Gallagher (law firm) (1995 to 2001).
Summit, NJ  07901-2154
(1/9/71)
------------------------------------------------------------------------------------------------------------------------------------
Anthony Conte                           Assistant                 Head of Compliance, DB Absolute Return Strategies (2003 to
Deutsche Asset Management               Treasurer                 present); Head of Business Risk, DB Absolute Return Strategies
25 DeForest Ave.                                                  (2001 to 2003); Head of Asset Management Compliance, CIBC World
Summit, NJ  07901-2154                                            Markets Corp. (1999 to 2001).
(3/28/69)
------------------------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.



--------------------------------------------------------------------------------
(iv) All officers also serve in similar capacities as officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
COMPONENTS OF NET ASSETS BY INVESTMENT STRATEGY (UNAUDITED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                          COMPONENTS OF NET ASSETS BY
                              INVESTMENT STRATEGY



EVENT DRIVEN                    22.7%
GLOBAL MACRO                    12.6%
LONG/SHORT EQUITY               35.5%
RELATIVE VALUE                  25.9%
OTHER ASSETS                     3.3%

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Nolan Altman is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for the period from October 1, 2004 (commencement of operations) through March 31, 2005 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years was $22,500.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in the period October 1, 2004 (commencement of operations) through March 31, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item was $0.

Tax Fees
--------

   (c) The aggregate fees billed in the period October 1, 2004 (commencement of operations) through March 31, 2005 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning was $33,800. Fees for preparation of the K-1s and 1065s.

All Other Fees
--------------

   (d) The aggregate fees billed in the period October 1, 2004 (commencement of operations) through March 31, 2005 for products and services provided by the principal accountant, other than the services reported in paragraphs
       (a) through (c) of this Item was $0.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           The Fund's Audit Committee approves all non-audit services, as required by the statutes and regulations administered by the Securities and Exchange Commission (the "Commission"), including the 1940 Act and the Sarbanes-Oxley Act of 2002.


   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable.

                           (c)  100%

                           (d) Not applicable.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant in the period October 1, 2004 (commencement of operations) through March 31, 2005 was $0.

   (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES
The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Adviser and/or the Fund may receive notices from the Investment Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Investment Fund's limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund's portfolio securities to the Adviser, subject to the Board's general oversight and with the direction that proxies should be voted consistent with the Fund's best economic interests. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

The Policies describe the way in which the Adviser resolves conflicts of interest. To resolve conflicts, the Adviser, under normal circumstances, votes proxies in accordance with its guidelines. If the Adviser departs from the Guidelines with respect to a particular proxy or if the guidelines do not specifically address a certain proxy proposal, a committee established by the Adviser will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, the Adviser will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Adviser may not be able to vote proxies or may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Adviser may not vote proxies on certain foreign securities local restrictions or customs. The Adviser generally does not vote proxies on securities subject to share blocking restrictions.

The Fund will be required to file new Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund's Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-888-262-0965, or (ii) by visiting the SEC's website at www.sec.gov.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The Topiary Fund for Benefit Plan Investors (BPI) LLC
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date   June 3, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date   June 3, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alexandra Toohey
                         -------------------------------------------------------
                           Alexandra Toohey, Treasurer,
                           Principal Financial Officer and Accounting Officer (principal financial officer)

Date   June 3, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.